BARON INVESTMENT FUNDS TRUST®
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2026, as supplemented
The Summary Prospectus and Prospectus are hereby revised as follows:
1. Effective immediately, the principal investment strategies of Baron Small Cap Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small‑sized growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines small‑sized companies as those with market capitalizations up to the largest market cap equity security in the Russell 2000 Growth Index at reconstitution, or the largest market cap equity security in the bottom 25% of the U.S. equity market by market capitalization, as measured by a broad market index such as the Russell 3000 Index, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its net assets (up to 20%) invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
2. Effective immediately, the principal investment strategies of Baron Fifth Avenue Growth Fund are hereby replaced in their entirety with the following:
Principal Investment Strategies of the Fund
The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. large‑sized growth companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller.

The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. The Fund may continue to hold securities that no longer satisfy these market capitalization criteria following purchase.
The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.
3. Effective immediately, the fifth paragraph under “Information about the Funds – Additional Investment Strategies” on page 63 of the prospectus is hereby replaced in its entirety with the following:
The Funds may invest in debt securities of all types and repurchase agreements for those securities. Debt securities include corporate bonds, government securities, repurchase agreements, loans and loan participations, mortgage-backed securities and other securities that the Funds believe have debt-like characteristics, including hybrids and synthetic securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. Except for Baron Small Cap Fund and Baron Fifth Avenue Growth Fund, each of which may invest up to 20% of its net assets, the Funds may invest up to 35% of their total assets in such securities. Some debt securities purchased by the Funds may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.

The SAI is hereby revised as follows:
4. Effective immediately, the paragraphs related to Baron Small Cap Fund and Baron Fifth Avenue Growth Fund in the section titled “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks” on page 3 of the SAI are hereby replaced in their entirety with the following:

•
Baron Small Cap Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small‑sized growth companies. Baron Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small‑sized growth companies with market capitalizations up to the largest market cap equity security in the Russell 2000 Growth Index at reconstitution, or the largest market cap equity security in the bottom 25% of the U.S. equity market by market capitalization, as measured by a broad market index such as the Russell 3000 Index, whichever is larger.

•
Baron Fifth Avenue Growth Fund’s investment goal is to seek capital appreciation through investments primarily in securities of large‑sized growth companies. Baron Fifth Avenue Growth Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. BAMCO, Inc. (“BAMCO” or the “Adviser”) defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment. In addition, Baron Fifth Avenue Growth Fund invests 65% of its net assets in equity securities of large‑sized growth companies with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller. The 65% standard is measured at the time of purchase.

5. Effective immediately, the paragraph under the heading “Medium- And Lower-Rated Corporate Debt Securities” in the section titled “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks” on pages 8‑9 of the SAI is hereby replaced in its entirety with the following:
Medium- And Lower-Rated Corporate Debt Securities.
The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings (“S&P”) or “Baa” by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, are judged by the Adviser to be of comparable quality. Baron Asset Fund, Baron Generational Growth Fund, Baron Opportunity Fund, Baron Discovery Fund and Baron Durable Advantage Fund may invest up to 35% of their total assets in such securities. Baron Small Cap Fund and Baron Fifth Avenue Growth Fund may invest up to 20% of their net assets in such securities. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors corporate debt securities of issuers held in the Funds’ equity portfolios. The Adviser could be wrong in its analysis. A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities and lead to increased incidences of default. Yields on debt securities in the Funds’ portfolios that are interest rate sensitive can be expected to fluctuate over time.
Dated: June 16, 2026          STICKER-STATPROTRUST 6/16/2026

4